PRO FORMA CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 25, 2016	Dec. 27, 2015
Service revenues	$ 197.8	$ 221.3	$ 209.6
Product sales	405.5	320.6	302.9
Total revenues	603.3	541.9	512.5
Cost of service revenue	138.6	162.1	159.5
Cost of product sales	307.1	259.3	228.8
Total costs	445.7	421.4	388.3
Gross profit	157.6	120.5	124.2
Selling, general and administrative expenses	127.3	114.6	118.2
Merger and acquisition expenses	0.0	0.0	0.1
Research and development expenses	17.8	13.9	16.2
Impairment of goodwill	24.2
Unused office space and other restructuring	0.3	10.0	(0.7)
Operating income (loss) from continuing operations	(12.0)	(18.0)	(9.6)
Other income (expense):
Interest expense, net	(28.6)	(34.7)	(36.0)
Gain (loss) on extinguishment of debt	(17.3)	0.2	(3.4)
Other income (expense), net	0.8	0.7	(0.6)
Total other expense, net	(45.1)	(33.8)	(40.0)
Income (loss) from continuing operations before income taxes	(57.1)	(51.8)	(49.6)
Provision (benefit) for income taxes from continuing operations	(10.2)	5.8	(13.8)
Income (loss) from continuing operations	$ (46.9)	$ (57.6)	$ (35.8)
Basic income (loss) per common share:
Income (loss) from continuing operations (in dollars per share)	$ (0.52)	$ (0.94)	$ (0.61)
Diluted income (loss) per common share:
Income (loss) from continuing operations (in dollars per share)	$ (0.52)	$ (0.94)	$ (0.61)
Weighted average common shares outstanding:
Basic (in shares)	89.5	61.3	58.7
Diluted (in shares)	89.5	61.3	58.7
Historical
Service revenues	$ 346.4	$ 348.1	$ 354.2
Product sales	405.5	320.6	302.9
Total revenues	751.9	668.7	657.1
Cost of service revenue	247.5	255.8	266.5
Cost of product sales	307.1	259.3	228.8
Total costs	554.6	515.1	495.3
Gross profit	197.3	153.6	161.8
Selling, general and administrative expenses	160.6	146.3	150.7
Merger and acquisition expenses	0.0	1.9	0.1
Research and development expenses	17.8	13.9	16.2
Impairment of goodwill	24.2
Unused office space and other restructuring	0.5	10.1	(0.7)
Operating income (loss) from continuing operations	(5.8)	(18.6)	(4.5)
Other income (expense):
Interest expense, net	(28.6)	(34.7)	(36.0)
Gain (loss) on extinguishment of debt	(17.3)	0.2	(3.4)
Other income (expense), net	0.9	0.8	(0.7)
Total other expense, net	(45.0)	(33.7)	(40.1)
Income (loss) from continuing operations before income taxes	(50.8)	(52.3)	(44.6)
Provision (benefit) for income taxes from continuing operations	(8.2)	8.1	(11.4)
Income (loss) from continuing operations	$ (42.6)	$ (60.4)	$ (33.2)
Basic income (loss) per common share:
Income (loss) from continuing operations (in dollars per share)	$ (0.48)	$ (0.99)	$ (0.56)
Diluted income (loss) per common share:
Income (loss) from continuing operations (in dollars per share)	$ (0.48)	$ (0.99)	$ (0.56)
Weighted average common shares outstanding:
Basic (in shares)	89.5	61.3	58.7
Diluted (in shares)	89.5	61.3	58.7
Pro Forma Adjustments
Service revenues	$ 1.2	$ 0.3	$ 0.1
Product sales	0.0	0.0	0.0
Total revenues	1.2	0.3	0.1
Cost of service revenue	1.2	0.3	0.1
Cost of product sales	0.0	0.0	0.0
Total costs	1.2	0.3	0.1
Gross profit	0.0	0.0	0.0
Selling, general and administrative expenses	0.2	2.0	0.0
Merger and acquisition expenses	0.0	(1.9)	0.0
Research and development expenses	0.0	0.0	0.0
Impairment of goodwill	0.0
Unused office space and other restructuring	(0.2)	(0.1)	0.0
Operating income (loss) from continuing operations	0.0	0.0	0.0
Other income (expense):
Interest expense, net	0.0	0.0	0.0
Gain (loss) on extinguishment of debt	0.0	0.0	0.0
Other income (expense), net	0.0	0.0	0.0
Total other expense, net	0.0	0.0	0.0
Income (loss) from continuing operations before income taxes	0.0	0.0	0.0
Provision (benefit) for income taxes from continuing operations	2.0	2.3	2.4
Income (loss) from continuing operations	2.0	2.3	2.4
Pro Forma Adjustments | Discontinued Operations
Service revenues	(149.8)	(127.1)	(144.7)
Product sales	0.0	0.0	0.0
Total revenues	(149.8)	(127.1)	(144.7)
Cost of service revenue	(110.1)	(94.0)	(107.1)
Cost of product sales	0.0	0.0	0.0
Total costs	(110.1)	(94.0)	(107.1)
Gross profit	(39.7)	(33.1)	(37.6)
Selling, general and administrative expenses	(33.5)	(33.7)	(32.5)
Merger and acquisition expenses	0.0	0.0	0.0
Research and development expenses	0.0	0.0	0.0
Impairment of goodwill	0.0
Unused office space and other restructuring	0.0	0.0	0.0
Operating income (loss) from continuing operations	(6.2)	0.6	(5.1)
Other income (expense):
Interest expense, net	0.0	0.0	0.0
Gain (loss) on extinguishment of debt	0.0	0.0	0.0
Other income (expense), net	(0.1)	(0.1)	0.1
Total other expense, net	(0.1)	(0.1)	0.1
Income (loss) from continuing operations before income taxes	(6.3)	0.5	(5.0)
Provision (benefit) for income taxes from continuing operations	0.0	0.0	0.0
Income (loss) from continuing operations	$ (6.3)	$ 0.5	$ (5.0)